FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    January 4, 1999





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Capital Trust (the trust):

            Fidelity Value Fund
            Fidelity Stock Selector
            Fidelity TechnoQuantSM Growth Fund
            Fidelity Capital Appreciation Fund
            Fidelity Disciplined Equity Fund (the funds)

            File No. 2-61760 and 811-2841

______________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/ Eric D. Roiter
                     Eric D. Roiter
                       Secretary